Leases (Details)	1 Months Ended
	Oct. 31, 2020 USD ($) m²	Dec. 31, 2020 USD ($) lease	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Jan. 01, 2018 USD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Lease liabilities		$ 20,000	$ 36,000	$ 99,000
Right-to-use asset		$ 20,000	$ 35,000	$ 92,000
Copenhagen, Denmark
Disclosure of quantitative information about right-of-use assets [line items]
Number of leases | lease		1
Hørsholm, Denmark
Disclosure of quantitative information about right-of-use assets [line items]
Lease space | m²	1,356
Lease term	10 years
Lease termination fee	$ 2,700,000
Lease monthly payment	$ 28,800
Hørsholm, Denmark | Office space
Disclosure of quantitative information about right-of-use assets [line items]
Lease space | m²	839
Lease monthly payment	$ 12,000
Hørsholm, Denmark | Laboratory space
Disclosure of quantitative information about right-of-use assets [line items]
Lease space | m²	518
Lease monthly payment	$ 16,800
Hørsholm, Denmark | Bottom of range
Disclosure of quantitative information about right-of-use assets [line items]
Percentage of increase in annual lease payment	2.00%
Hørsholm, Denmark | Maximum Member
Disclosure of quantitative information about right-of-use assets [line items]
Percentage of increase in annual lease payment	4.00%
New York, United States
Disclosure of quantitative information about right-of-use assets [line items]
Lease term	13 months
IFRS 16
Disclosure of quantitative information about right-of-use assets [line items]
Lease liabilities					$ 200,000
Right-to-use asset					$ 200,000
Incremental borrowing rate					3.80%